ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Accounts receivable-non retention	$2,261,766	$2,085,782
Retention receivable	2,517,014	2,974,676
Total	4,778,780	5,060,458
Less: Allowance for credit loss	(4,702,314)	(2,033,896)
Account receivable, net	76,466	3,026,562
Less: Current portion	67,897	1,203,375
Non-current portion	$8,569	$1,823,187

As the sales contracts of the Company include standard warranty which covers basic functionality of the products between one to eight years (or 120,000 or 500,000 kilometer if reached sooner) after the sales of the battery cells or battery pack. Retention receivable is reserved for product warranty at 5% to 10% of the sales amount, and is interest-free and recoverable at the end of the retention period.

On January 1, 2023, the Company assessed the credit loss for accounts receivable and retention receivable in accordance with ASU 2016-13 (Topic 326) and the impact of adoption on the Company’s account receivable and retention receivable was described in Note 2- (h) Accounts receivable, net.

During the year ended December 31, 2024, the Company evaluates the need for allowance for credit losses based on specifically identified amounts and aging portfolio that the management believes to be uncollectible. If the actual collection experience changes, revisions to the allowance may be required.

An analysis of movement of the provision for credit losses (with ASC 326) and provision for credit loss (with ASC 326) is as follows:

	For the years ended December 31,
	2024	2023	2022
Balance at beginning of year	$2,033,896	$1,872,550	747,597
Cumulative effect of the implementation of ASC 326 at January 1, 2023	-	530,146	-
Beginning balance at beginning of the year	2,033,896	2,402,696	747,597
Provision for the year
Account receivable	1,149,245	-	52,425
Retention receivable, current	257,858	-	553,808
Retention receivable, non current	1,356,085	7,196	604,988
Total provision for the year*	$2,763,188	$7,196	$1,211,221
Reversal - recoveries by cash
Account receivable	-	(295,017)	-
Retention receivable, current	-	(13,181)	-
Total Reversal - recoveries by cash	-	(308,198)	-
Charged to consolidated statements of operations and comprehensive loss	2,763,188	(301,002)	1,211,221
Foreign exchange adjustment	(94,770)	(67,798)	(86,268)
Balance at end of Year	$4,702,314	$2,033,896	$1,872,550